UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2018

Date of reporting period:	July 31, 2018

Item 1. Schedule of Investments:

Putnam Short Duration Bond Fund

The fund's portfolio
7/31/18 (Unaudited)

CORPORATE BONDS AND NOTES (47.0%)(a)
	Principal amount	Value

Banking (15.3%)

ANZ New Zealand Int'l, Ltd./London 144A company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.00%), 3.335%, 1/25/22 (United Kingdom)	$1,500,000	$1,516,974

Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)	200,000	204,438

Bank of America Corp. sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.65%), 2.985%, 6/25/22	1,000,000	1,000,810

Bank of America Corp. sr. unsec. unsub. notes Ser. MTN, 2.151%, 11/9/20	535,000	522,740

Bank of Montreal sr. unsec. notes Ser. MTN, 3.10%, 7/13/20 (Canada)	750,000	749,634

Bank of Montreal sr. unsec. unsub. notes Ser. D, 3.10%, 4/13/21 (Canada)	350,000	349,003

Banque Federative du Credit Mutuel SA 144A sr. unsec. unsub. notes 2.20%, 7/20/20 (France)	605,000	591,462

BNP Paribas SA company guaranty sr. unsec. unsub. notes Ser. BKNT, 5.00%, 1/15/21 (France)	600,000	622,637

Citigroup, Inc. sr. unsec. notes 2.65%, 10/26/20	520,000	512,921

Citizens Bank NA/Providence RI sr. unsec. notes 2.25%, 3/2/20	695,000	683,479

Commonwealth Bank of Australia 144A sr. unsec. notes 1.75%, 11/7/19 (Australia)	500,000	491,352

Commonwealth Bank of Australia 144A unsec. notes 2.20%, 11/9/20 (Australia)	1,145,000	1,113,706

Credit Suisse AG unsec. sub. notes 5.40%, 1/14/20	1,000,000	1,027,765

HSBC USA, Inc. sr. unsec. unsub. notes 2.00%, 8/7/18	1,000,000	999,972

JPMorgan Chase & Co. sr. unsec. unsub. notes 2.25%, 1/23/20	1,000,000	989,239

JPMorgan Chase & Co. unsec. sub. notes 3.875%, 9/10/24	135,000	133,678

Manufacturers & Traders Trust Co. sr. unsec. notes Ser. BKNT, 2.05%, 8/17/20	555,000	541,819

Mitsubishi UFJ Financial Group, Inc. sr. unsec. notes 3.535%, 7/26/21 (Japan)	450,000	450,651

National Australia Bank, Ltd., NY sr. unsec. notes 2.80%, 1/10/22 (Australia)	1,500,000	1,460,860

PNC Bank NA sr. unsec. notes Ser. BKNT, 2.00%, 5/19/20	350,000	343,266

Royal Bank of Canada sr. unsec. notes Ser. GMTN, 2.125%, 3/2/20 (Canada)	735,000	724,762

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)	200,000	206,500

Skandinaviska Enskilda Banken AB sr. unsec. notes 2.30%, 3/11/20 (Sweden)	1,645,000	1,620,277

Svenska Handelsbanken AB company guaranty sr. unsec. notes 1.95%, 9/8/20 (Sweden)	630,000	612,306

U.S. Bank NA sr. unsec. notes Ser. BKNT, 3.15%, 4/26/21	940,000	937,205

UBS AG/London 144A sr. unsec. notes 2.20%, 6/8/20 (United Kingdom)	380,000	372,047

UBS Group Funding (Switzerland) AG 144A company guaranty sr. unsec. unsub. notes 2.65%, 2/1/22 (Switzerland)	565,000	545,713

Wells Fargo & Co. sr. unsec. notes Ser. GMTN, 2.60%, 7/22/20	1,015,000	1,004,271

Westpac Banking Corp. sr. unsec. unsub. notes 2.15%, 3/6/20 (Australia)	1,500,000	1,477,552

		21,807,039
Basic materials (3.4%)

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4.625%, 11/15/22 (Germany)	340,000	347,516

CF Industries, Inc. company guaranty sr. unsec. notes 3.45%, 6/1/23	440,000	421,300

Chemours Co. (The) company guaranty sr. unsec. notes 5.375%, 5/15/27	440,000	427,900

Georgia-Pacific, LLC 144A company guaranty sr. unsec. notes 5.40%, 11/1/20	1,000,000	1,044,741

Huntsman International, LLC company guaranty sr. unsec. notes 5.125%, 11/15/22	340,000	350,200

International Paper Co. sr. unsec. unsub. notes 4.75%, 2/15/22	360,000	373,356

Sherwin-Williams Co. (The) sr. unsec. unsub. notes 2.75%, 6/1/22	290,000	281,282

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 10/1/24	410,000	418,713

Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 3.75%, 2/1/23 (Canada)	360,000	355,500

WestRock RKT Co. company guaranty sr. unsec. unsub. notes 4.45%, 3/1/19	450,000	453,496

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24	400,000	420,000

		4,894,004
Capital goods (0.8%)

Rockwell Collins, Inc. sr. unsec. sub. notes 1.95%, 7/15/19	1,000,000	991,801

Waste Management, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 6/30/20	153,000	157,632

		1,149,433
Communication services (2.8%)

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. notes 5.875%, 4/1/24	410,000	417,175

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. FRN (BBA LIBOR USD 3 Month + 1.65%), 3.986%, 2/1/24	1,000,000	1,019,579

Cox Communications, Inc. 144A sr. unsec. notes 3.25%, 12/15/22	360,000	348,471

Crown Castle International Corp. sr. unsec. unsub. notes 3.40%, 2/15/21(R)	490,000	489,085

Equinix, Inc. sr. unsec. unsub. notes 5.875%, 1/15/26(R)	410,000	423,838

NBCUniversal Media, LLC company guaranty sr. unsec. unsub. notes 5.15%, 4/30/20	155,000	160,223

Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LLC 144A company guaranty sr. notes 3.36%, 9/20/21	235,625	234,447

T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.125%, 4/15/25	420,000	421,848

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/22 (Canada)	420,000	427,350

		3,942,016
Conglomerates (0.9%)

Siemens Financieringsmaatschappij NV 144A company guaranty sr. unsec. notes 2.20%, 3/16/20 (Netherlands)	1,255,000	1,236,203

		1,236,203
Consumer cyclicals (3.6%)

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 2/1/20	100,000	102,958

BMW US Capital, LLC 144A company guaranty sr. unsec. notes 2.00%, 4/11/21	510,000	492,203

CBS Corp. company guaranty sr. unsec. unsub. notes 3.375%, 3/1/22	259,000	254,919

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 3.10%, 1/15/19	1,000,000	1,002,040

Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. sub. notes 4.625%, 4/1/25	430,000	419,250

IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 5.00%, 11/1/22 (United Kingdom)	490,000	503,088

Moody's Corp. sr. unsec. unsub. notes 2.75%, 12/15/21	1,000,000	977,360

S&P Global, Inc. company guaranty sr. unsec. unsub. notes 3.30%, 8/14/20	1,010,000	1,009,372

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. sub. notes 6.00%, 7/15/24	410,000	424,863

		5,186,053
Consumer finance (1.1%)

Air Lease Corp. sr. unsec. notes 2.625%, 9/4/18	1,385,000	1,384,966

Aviation Capital Group LLC 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.67%), 3.013%, 7/30/21	160,000	160,293

		1,545,259
Consumer staples (1.8%)

Ashtead Capital, Inc. 144A notes 5.25%, 8/1/26	420,000	423,675

Conagra Brands, Inc. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.50%), 2.839%, 10/9/20	390,000	389,020

Kraft Heinz Co. (The) company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.82%), 3.173%, 8/10/22	1,000,000	1,003,813

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 11/1/24	430,000	420,863

Walgreens Boots Alliance, Inc. sr. unsec. unsub. notes 3.30%, 11/18/21	360,000	358,061

		2,595,432
Energy (2.0%)

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 1.768%, 9/19/19 (United Kingdom)	255,000	251,821

Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 7.00%, 6/30/24	390,000	428,025

Energy Transfer Partners LP sr. unsec. unsub. notes 5.20%, 2/1/22	500,000	519,932

EQT Corp. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.77%), 3.107%, 10/1/20	375,000	375,126

Newfield Exploration Co. sr. unsec. unsub. notes 5.625%, 7/1/24	400,000	420,000

Williams Cos., Inc. (The) sr. unsec. sub. notes 4.55%, 6/24/24	420,000	422,100

Williams Partners LP sr. unsec. sub. notes 4.30%, 3/4/24	410,000	413,476

		2,830,480
Financial (2.0%)

CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25	410,000	419,225

KKR Group Finance Co., LLC 144A company guaranty sr. unsec. unsub. notes 6.375%, 9/29/20	1,977,000	2,098,308

Macquarie Group Ltd. 144A sr. unsec. notes 7.625%, 8/13/19 (Australia)	260,000	271,067

		2,788,600
Health care (3.0%)

Becton Dickinson and Co. sr. unsec. unsub. notes 3.125%, 11/8/21	550,000	541,526

Centene Escrow I Corp. 144A sr. unsec. notes 5.375%, 6/1/26	410,000	419,738

CVS Health Corp. sr. unsec. notes 4.75%, 12/1/22	1,030,000	1,068,359

CVS Health Corp. sr. unsec. unsub. notes 3.70%, 3/9/23	385,000	382,851

CVS Health Corp. sr. unsec. unsub. notes 2.25%, 12/5/18	430,000	429,247

HCA, Inc. company guaranty sr. notes 6.50%, 2/15/20	470,000	489,388

Service Corp. International sr. unsec. unsub. notes 5.375%, 5/15/24	410,000	415,125

Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 1.90%, 9/23/19 (Ireland)	500,000	493,008

		4,239,242
Insurance (2.4%)

AIG Global Funding 144A sr. notes 2.15%, 7/2/20	325,000	317,899

Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24	67,000	67,947

Marsh & McLennan Companies, Inc. sr. unsec. unsub. notes 2.75%, 1/30/22	1,000,000	974,955

MetLife, Inc. sr. unsec. unsub. notes 4.75%, 2/8/21	910,000	942,867

Metropolitan Life Global Funding I 144A sr. notes 3.00%, 1/10/23	790,000	773,965

Protective Life Global Funding 144A notes 2.262%, 4/8/20	325,000	320,150

		3,397,783
Investment banking/Brokerage (2.3%)

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.17%), 3.513%, 11/15/21	1,500,000	1,519,325

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 12/27/20	280,000	275,825

Morgan Stanley sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.18%), 3.528%, 1/20/22	1,500,000	1,524,065

		3,319,215
Technology (2.2%)

Apple, Inc. sr. unsec. notes 2.10%, 5/6/19	1,395,000	1,391,680

Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.00%, 1/15/22	1,000,000	970,276

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24	400,000	430,000

Microchip Technology, Inc. 144A company guaranty sr. notes 4.333%, 6/1/23	370,000	370,701

		3,162,657
Utilities and power (3.4%)

AES Corp./Virginia (The) sr. unsec. notes 4.50%, 3/15/23	410,000	408,463

Boardwalk Pipelines LP company guaranty sr. unsec. unsub. notes 5.75%, 9/15/19	500,000	514,019

Consolidated Edison Co. of New York, Inc. sr. unsec. notes 7.125%, 12/1/18	289,000	293,272

Consolidated Edison, Inc. sr. unsec. unsub. notes Ser. A, 2.00%, 3/15/20	320,000	314,153

Emera US Finance LP company guaranty sr. unsec. notes 2.70%, 6/15/21	290,000	283,048

Energy Transfer Equity LP sr. sub. notes 5.875%, 1/15/24	410,000	426,400

Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 3.50%, 3/1/21	490,000	490,310

Southern Co. (The) sr. unsec. unsub. notes 2.35%, 7/1/21	1,430,000	1,390,731

Texas-New Mexico Power Co. 144A 1st sr. bonds Ser. A, 9.50%, 4/1/19	654,000	680,952

		4,801,348

Total corporate bonds and notes (cost $67,352,487)		$66,894,764

MORTGAGE-BACKED SECURITIES (34.4%)(a)
	Principal amount	Value

Agency collateralized mortgage obligations (9.8%)

Bellemeade Re, Ltd. 144A FRB Ser. 17-1, Class M1, (1 Month US LIBOR + 1.70%), 3.764%, 10/25/27 (Bermuda)	$479,802	$480,102

Federal Home Loan Mortgage Corporation
IFB Ser. 2976, Class LC, ((-3.667 x 1 Month US LIBOR) + 24.42%), 16.824%, 5/15/35	16,444	21,177
Structured Agency Credit Risk Debt FRN Ser. 14-HQ3, Class M3, (1 Month US LIBOR + 4.75%), 6.814%, 10/25/24	242,172	268,845
Ser. 3724, Class CM, 5.50%, 6/15/37	34,608	37,178
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class M2, (1 Month US LIBOR + 2.85%), 4.914%, 4/25/28	756,603	782,213
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class M2, (1 Month US LIBOR + 2.80%), 4.864%, 5/25/28	490,239	500,352
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class M2, (1 Month US LIBOR + 2.60%), 4.664%, 12/25/27	216,791	221,194
Ser. 3539, Class PM, 4.50%, 5/15/37	12,670	13,017
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M2, (1 Month US LIBOR + 2.20%), 4.264%, 10/25/28	244,074	246,629
Structured Agency Credit Risk Debt FRN Ser. 15-HQ1, Class M2, (1 Month US LIBOR + 2.20%), 4.264%, 3/25/25	37,306	37,443
Structured Agency Credit Risk Debt FRN Ser. 14-HQ2, Class M2, (1 Month US LIBOR + 2.20%), 4.264%, 9/25/24	1,179,354	1,213,004
Structured Agency Credit Risk Debt FRN Ser. 15-HQ2, Class M2, (1 Month US LIBOR + 1.95%), 4.014%, 5/25/25	1,164,799	1,195,429
Ser. 3876, Class CA, 2.75%, 6/15/26	1,444	1,443
Ser. 3609, Class LK, 2.00%, 12/15/24	36,870	36,762
FRB Ser. 8, Class A9, IO, 0.435%, 11/15/28(WAC)	77,575	1,067
FRB Ser. 59, Class 1AX, IO, 0.275%, 10/25/43(WAC)	222,306	2,188
Ser. 48, Class A2, IO, 0.212%, 7/25/33(WAC)	351,567	2,527
Ser. 3835, Class FO, PO, zero %, 4/15/41	978,256	802,857

Federal National Mortgage Association
IFB Ser. 05-75, Class GS, ((-3 x 1 Month US LIBOR) + 20.25%), 14.059%, 8/25/35	99,965	115,932
IFB Ser. 11-4, Class CS, ((-2 x 1 Month US LIBOR) + 12.90%), 8.773%, 5/25/40	144,331	155,029
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (1 Month US LIBOR + 6.00%), 8.064%, 9/25/28	200,000	236,102
Connecticut Avenue Securities FRB Ser. 14-C04, Class 2M2, (1 Month US LIBOR + 5.00%), 7.064%, 11/25/24	1,401,547	1,580,945
Connecticut Avenue Securities FRB Ser. 14-C04, Class 1M2, (1 Month US LIBOR + 4.90%), 6.964%, 11/25/24	100,512	114,860
Ser. 05-68, Class PC, 5.50%, 7/25/35	11,704	11,947
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2, (1 Month US LIBOR + 2.90%), 4.964%, 7/25/24	1,289,958	1,377,030
IFB Ser. 12-36, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.45%), 4.386%, 4/25/42	1,153,836	195,306
IFB Ser. 17-8, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.036%, 2/25/47	1,944,431	272,843
Ser. 11-60, Class PA, 4.00%, 10/25/39	13,639	13,497
Ser. 03-43, Class YA, 4.00%, 3/25/33	134,808	135,390
Ser. 04-2, Class QL, 4.00%, 2/25/19	1,186	1,186
Ser. 10-155, Class A, 3.50%, 9/25/25	10,400	10,390
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M1, (1 Month US LIBOR + 1.35%), 3.414%, 1/25/29	77,346	77,613
Connecticut Avenue Securities FRB Ser. 18-C04, Class 2M1, (1 Month US LIBOR + 0.75%), 2.814%, 12/25/30	1,459,281	1,460,653
Ser. 10-81, Class AP, 2.50%, 7/25/40	61,523	59,590
Ser. 98-W2, Class X, IO, 0.50%, 6/25/28(WAC)	508,361	24,783
Ser. 98-W5, Class X, IO, 0.048%, 7/25/28(WAC)	148,556	7,242

Government National Mortgage Association
Ser. 14-163, Class NI, IO, 5.00%, 2/20/44	592,047	121,112
Ser. 13-20, Class QI, IO, 4.50%, 12/16/42	3,588,185	589,509
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	1,137,855	249,099
IFB Ser. 14-20, Class SQ, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.014%, 7/20/43	3,085,284	392,232
Ser. 09-32, Class AB, 4.00%, 5/16/39	19,283	19,740
Ser. 13-23, Class IK, IO, 3.00%, 9/20/37	8,096,266	771,744
Ser. 10-151, Class KO, PO, zero %, 6/16/37	114,827	93,006

GSMPS Mortgage Loan Trust 144A
FRB Ser. 98-2, IO, 1.004%, 5/19/27(WAC)	14,238	—
FRB Ser. 99-2, IO, 0.84%, 9/19/27(WAC)	39,988	350
FRB Ser. 98-3, IO, zero %, 9/19/27(WAC)	18,411	—
FRB Ser. 98-4, IO, zero %, 12/19/26(WAC)	30,509	—

		13,950,557
Commercial mortgage-backed securities (17.9%)

Banc of America Commercial Mortgage Trust FRB Ser. 07-1, Class XW, IO, 0.216%, 1/15/49(WAC)	218,067	482

Banc of America Commercial Mortgage Trust 144A FRB Ser. 04-4, Class XC, IO, 0.052%, 7/10/42(WAC)	22,548	—

Bear Stearns Commercial Mortgage Securities Trust FRB Ser. 07-T26, Class AJ, 5.524%, 1/12/45(WAC)	551,000	509,675

Bear Stearns Commercial Mortgage Securities Trust 144A FRB Ser. 06-PW11, Class B, 5.27%, 3/11/39(WAC)	567,559	369,027

CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class D, 5.755%, 12/15/47(WAC)	507,000	503,198

Citigroup Commercial Mortgage Trust Ser. 14-GC21, Class AS, 4.026%, 5/10/47	310,000	314,008

COBALT CMBS Commercial Mortgage Trust FRB Ser. 07-C3, Class AJ, 5.82%, 5/15/46(WAC)	165,623	167,742

COMM Mortgage Pass-Through Certificates FRB Ser. 14-CR14, Class XA, IO, 0.729%, 2/10/47(WAC)	9,689,403	238,069

COMM Mortgage Trust
FRB Ser. 12-LC4, Class C, 5.604%, 12/10/44(WAC)	522,000	519,039
FRB Ser. 14-CR17, Class C, 4.738%, 5/10/47(WAC)	577,000	576,002
Ser. 12-CR1, Class AM, 3.912%, 5/15/45	678,000	684,583
FRB Ser. 13-LC13, Class XA, IO, 1.202%, 8/10/46(WAC)	5,909,398	242,285
FRB Ser. 14-CR17, Class XA, IO, 1.083%, 5/10/47(WAC)	5,980,502	240,554

Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 08-C1, Class AJ, 5.971%, 2/15/41(WAC)	500,000	409,200

Credit Suisse First Boston Mortgage Securities Corp. 144A FRB Ser. 03-C3, Class AX, IO, 2.014%, 5/15/38(WAC)	215,094	2

GCCFC Commercial Mortgage Trust FRB Ser. 05-GG5, Class B, 5.429%, 4/10/37(WAC)	31,571	31,390

GE Capital Commercial Mortgage Corp. FRB Ser. 05-C1, Class D, 4.414%, 6/10/48(WAC)	603,625	513,081

GS Mortgage Securities Trust
FRB Ser. 14-GC18, Class C, 4.943%, 1/10/47(WAC)	748,000	726,194
FRB Ser. 14-GC22, Class C, 4.69%, 6/10/47(WAC)	565,000	557,013
FRB Ser. 13-GC12, Class XA, IO, 1.44%, 6/10/46(WAC)	4,028,149	217,939

GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.051%, 8/10/43(WAC)	108,000	110,677
FRB Ser. 11-GC5, Class D, 5.392%, 8/10/44(WAC)	319,000	306,838

JPMBB Commercial Mortgage Securities Trust
Ser. 13-C17, Class AS, 4.458%, 1/15/47	241,000	247,924
FRB Ser. 14-C22, Class XA, IO, 0.892%, 9/15/47(WAC)	6,481,371	270,386

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 05-LDP5, Class F, 5.705%, 12/15/44(WAC)	219,397	216,943
FRB Ser. 05-CB11, Class C, 5.533%, 8/12/37(WAC)	500,000	513,450
Ser. 12-C6, Class AS, 4.117%, 5/15/45	494,000	499,971
FRB Ser. 16-JP2, Class XA, IO, 1.85%, 8/15/49(WAC)	6,095,039	683,894
FRB Ser. 13-C10, Class XA, IO, 1.034%, 12/15/47(WAC)	9,765,197	374,573

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 11-C3, Class E, 5.676%, 2/15/46(WAC)	222,000	216,449
FRB Ser. 12-C6, Class E, 5.141%, 5/15/45(WAC)	898,000	791,660
FRB Ser. 12-LC9, Class D, 4.372%, 12/15/47(WAC)	173,000	173,188

LB-UBS Commercial Mortgage Trust
FRB Ser. 06-C6, Class B, 5.472%, 9/15/39 (In default)(NON)(WAC)	527,000	43,308
FRB Ser. 06-C6, Class AJ, 5.452%, 9/15/39(WAC)	232,831	163,272
FRB Ser. 07-C2, Class XW, IO, 0.153%, 2/15/40(WAC)	60,923	6

LSTAR Commercial Mortgage Trust 144A
FRB Ser. 15-3, Class B, 3.096%, 4/20/48(WAC)	1,213,000	1,116,845
FRB Ser. 15-3, Class C, 3.096%, 4/20/48(WAC)	338,000	293,431

Merrill Lynch Mortgage Trust Ser. 04-KEY2, Class D, 5.046%, 8/12/39(WAC)	65,524	65,552

Merrill Lynch Mortgage Trust 144A FRB Ser. 05-MCP1, Class XC, IO, 0.002%, 6/12/43(WAC)	1,253,006	13

ML-CFC Commercial Mortgage Trust 144A FRB Ser. 06-4, Class XC, IO, 0.477%, 12/12/49(WAC)	1,331,898	10,387

Morgan Stanley Bank of America Merrill Lynch Trust
Ser. 14-C18, Class C, 4.489%, 10/15/47(WAC)	231,000	222,240
Ser. 12-C5, Class AS, 3.792%, 8/15/45	388,000	388,500
FRB Ser. 13-C7, Class XA, IO, 1.384%, 2/15/46(WAC)	13,091,393	653,719
FRB Ser. 14-C17, Class XA, IO, 1.196%, 8/15/47(WAC)	8,383,022	336,939

Morgan Stanley Bank of America Merrill Lynch Trust 144A FRB Ser. 13-C7, Class XB, IO, 0.342%, 2/15/46(WAC)	24,165,000	348,169

Morgan Stanley Capital I Trust 144A
Ser. 12-C4, Class C, 5.42%, 3/15/45(WAC)	245,060	241,419
FRB Ser. 12-C4, Class XA, IO, 2.089%, 3/15/45(WAC)	1,624,024	96,501

UBS Commercial Mortgage Trust FRB Ser. 17-C7, Class XA, IO, 1.075%, 12/15/50(WAC)	8,178,428	599,961

UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class C, 5.041%, 8/10/49(WAC)	300,000	304,763
FRB Ser. 12-C2, Class D, 4.893%, 5/10/63(WAC)	279,000	260,260
FRB Ser. 12-C2, Class XA, IO, 1.334%, 5/10/63(WAC)	14,862,386	626,714

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 05-C21, Class D, 5.267%, 10/15/44(WAC)	214,608	212,921
FRB Ser. 06-C29, IO, 0.197%, 11/15/48(WAC)	1,667,990	67

Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 07-C31, IO, 0.164%, 4/15/47(WAC)	13,540,115	—

Wells Fargo Commercial Mortgage Trust
FRB Ser. 13-LC12, Class C, 4.288%, 7/15/46(WAC)	898,000	855,112
Ser. 12-LC5, Class AS, 3.539%, 10/15/45	703,000	691,412
FRB Ser. 16-C37, Class XA, IO, 1.021%, 12/15/49(WAC)	8,159,197	422,075

Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 4.288%, 7/15/46(WAC)	964,000	842,704

WF-RBS Commercial Mortgage Trust
FRB Ser. 13-C17, Class C, 5.122%, 12/15/46(WAC)	325,000	329,540
FRB Ser. 13-C16, Class AS, 4.668%, 9/15/46(WAC)	1,257,000	1,357,749
Ser. 14-C19, Class C, 4.646%, 3/15/47(WAC)	100,000	99,232
Ser. 13-C18, Class AS, 4.387%, 12/15/46(WAC)	491,000	504,267
FRB Ser. 12-C10, Class C, 4.379%, 12/15/45(WAC)	267,000	264,268
Ser. 13-UBS1, Class AS, 4.306%, 3/15/46(WAC)	319,000	323,913
Ser. 13-C12, Class AS, 3.56%, 3/15/48	395,000	392,891
Ser. 13-C11, Class AS, 3.311%, 3/15/45	115,000	114,209

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C5, Class E, 5.67%, 11/15/44(WAC)	517,000	512,971
FRB Ser. 11-C2, Class D, 5.651%, 2/15/44(WAC)	269,000	266,281
Ser. 11-C4, Class D, 5.232%, 6/15/44(WAC)	1,217,000	1,178,518
Ser. 11-C4, Class E, 5.232%, 6/15/44(WAC)	67,000	62,735

		25,428,300
Residential mortgage-backed securities (non-agency) (6.7%)

BankUnited Trust FRB Ser. 05-1, Class 1A1, (1 Month US LIBOR + 0.30%), 2.364%, 9/25/45	269,021	258,529

Carrington Mortgage Loan Trust FRB Ser. 06-NC2, Class A4, (1 Month US LIBOR + 0.24%), 2.304%, 6/25/36	370,000	347,800

Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 3.849%, 5/25/35(WAC)	377,508	386,551

Countrywide Alternative Loan Trust
FRB Ser. 05-59, Class 1A1, (1 Month US LIBOR + 0.33%), 2.416%, 11/20/35	514,704	504,863
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR + 0.19%), 2.254%, 8/25/46	1,880,940	1,583,921

Countrywide Home Loans Mortgage Pass-Through Trust FRB Ser. 05-3, Class 1A1, (1 Month US LIBOR + 0.62%), 2.684%, 4/25/35	200,852	177,906

Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (1 Month US LIBOR + 5.90%), 7.964%, 10/25/28	467,620	544,278
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 7.764%, 4/25/28	131,673	153,363
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (1 Month US LIBOR + 5.55%), 7.614%, 4/25/28	1,081,392	1,226,514
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, (1 Month US LIBOR + 5.00%), 7.064%, 7/25/25	15,306	17,026
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (1 Month US LIBOR + 4.25%), 6.314%, 4/25/29	20,000	22,836

GSAA Home Equity Trust FRB Ser. 06-8, Class 2A2, (1 Month US LIBOR + 0.18%), 2.244%, 5/25/36	619,582	285,166

Homeward Opportunities Fund I Trust 144A Ser. 18-1, Class A1, 3.78%, 6/25/48(WAC)	350,000	349,998

Merrill Lynch Mortgage Investors Trust FRB Ser. 05-A2, Class A2, 3.545%, 2/25/35(WAC)	126,472	129,024

Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 2.917%, 8/26/47(WAC)	1,265,000	1,215,208

Oaktown Re II, Ltd. 144A FRB Ser. 18-1A, Class M1, (1 Month US LIBOR + 1.55%), 3.731%, 7/25/28 (Bermuda)	700,000	700,875

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates FRB Ser. 04-WCW2, Class M3, (1 Month US LIBOR + 1.05%), 3.114%, 10/25/34	200,000	202,392

Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR7, Class 1A1, (1 Month US LIBOR + 0.85%), 2.914%, 5/25/47	657,408	553,308

Structured Asset Securities Corp. Mortgage Loan Trust FRB Ser. 06-AM1, Class A4, (1 Month US LIBOR + 0.16%), 2.224%, 4/25/36	153,737	153,230

Vericrest Opportunity Loan Transferee LXI, LLC 144A Ser. 17-NPL8, Class A1, 3.125%, 6/25/47	145,056	143,787

Vericrest Opportunity Loan Transferee LXIII, LLC 144A Ser. 17-NP10, Class A1, 3.00%, 10/25/47	248,005	244,285

Verus Securitization Trust 144A Ser. 2, Class A1, 3.635%, 6/1/58(WAC)	417,000	417,000

		9,617,860

Total mortgage-backed securities (cost $50,173,602)		$48,996,717

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (9.0%)(a)
	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (2.9%)

Government National Mortgage Association Pass-Through Certificates
4.50%, TBA, 8/1/48	$3,000,000	$3,114,844
4.00%, TBA, 8/1/48	1,000,000	1,022,266

		4,137,110
U.S. Government Agency Mortgage Obligations (6.1%)

Federal Home Loan Mortgage Association Pass-Through Certificates

4.50%, with due dates from 8/1/18 to 10/1/18	341	341

Federal National Mortgage Association Pass-Through Certificates
6.00%, with due dates from 9/1/18 to 9/1/19	322	322
4.00%, TBA, 8/1/48	1,000,000	1,015,781
3.50%, 6/1/56	856,317	851,601
3.00%, TBA, 8/1/48	7,000,000	6,746,797

		8,614,842

Total U.S. government and agency mortgage obligations (cost $12,791,651)		$12,751,952

ASSET-BACKED SECURITIES (4.6%)(a)
	Principal amount	Value

loanDepot Station Place Agency Securitization Trust 144A FRB Ser. 17-LD1, Class A, (1 Month US LIBOR + 0.80%), 2.864%, 11/25/50	$788,000	$788,000

Station Place Securitization Trust 144A
FRB Ser. 18-1, Class A, (1 Month US LIBOR + 0.90%), 2.969%, 4/24/19	2,972,000	2,972,000
FRB Ser. 18-3, Class A, (1 Month US LIBOR + 0.70%), 2.769%, 7/24/19	2,150,000	2,150,000

Towd Point Asset Trust 144A FRB Ser. 18-SL1, Class A, (1 Month US LIBOR + 0.60%), 2.691%, 1/25/46	697,923	694,994

Total asset-backed securities (cost $6,605,116)		$6,604,994

PURCHASED SWAP OPTIONS OUTSTANDING (—%)(a)
Counterparty Fixed right % to receive or (pay)/Floating rate index/Maturity date	Expiration date/ strike	Notional/Contract amount	Value

Barclays Bank PLC

(3.255)/3 month USD-LIBOR-BBA/Sep-28	Sep-18/3.255	$1,520,200	$1,034

2.655/3 month USD-LIBOR-BBA/Sep-28	Sep-18/2.655	1,520,200	213

Citibank, N.A.

2.47/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.47	2,892,000	3

Credit Suisse International

2.8475/3 month USD-LIBOR-BBA/Aug-28	Aug-18/2.8475	2,355,700	825

Goldman Sachs International

(3.005)/3 month USD-LIBOR-BBA/Sep-19	Sep-18/3.005	6,281,700	7,599

(3.04375)/3 month USD-LIBOR-BBA/Sep-19	Sep-18/3.04375	6,281,700	6,533

(2.70)/3 month USD-LIBOR-BBA/Sep-19	Sep-18/2.70	6,281,700	3,581

3.04375/3 month USD-LIBOR-BBA/Sep-19	Sep-18/3.04375	6,281,700	3,392

(2.73375)/3 month USD-LIBOR-BBA/Sep-19	Sep-18/2.73375	6,281,700	3,015

3.005/3 month USD-LIBOR-BBA/Sep-19	Sep-18/3.005	6,281,700	2,136

2.73375/3 month USD-LIBOR-BBA/Sep-19	Sep-18/2.73375	6,281,700	1,822

2.70/3 month USD-LIBOR-BBA/Sep-19	Sep-18/2.70	6,281,700	1,068

Morgan Stanley & Co. International PLC

2.745/3 month USD-LIBOR-BBA/Aug-28	Aug-18/2.745	2,214,200	576

Total purchased swap options outstanding (cost $77,361)			$31,797

PURCHASED OPTIONS OUTSTANDING (—%)(a)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value

JPMorgan Chase Bank N.A.

Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Sep-18/$98.84	$3,000,000	$3,000,000	$8,160

Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Sep-18/98.68	3,000,000	3,000,000	6,387

Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Sep-18/98.52	3,000,000	3,000,000	4,944

Total purchased options outstanding (cost $63,281)				$19,491

SHORT-TERM INVESTMENTS (12.7%)(a)
		Principal amount/shares	Value

Ameren Corp. commercial paper 2.303%, 8/1/18		$500,000	$499,970

Autonation, Inc. commercial paper 2.500%, 8/1/18		700,000	699,950

Boston Scientific Corp. commercial paper 2.444%, 8/8/18		500,000	499,754

Commonwealth Edison Co. commercial paper 2.333%, 8/6/18		500,000	499,818

CRH America Finance, Inc. commercial paper 2.460%, 8/6/18		500,000	499,816

E. I. du Pont de Nemours & Co. commercial paper 2.412%, 9/24/18		500,000	498,168

Eastman Chemical Co. commercial paper 2.355%, 8/3/18		500,000	499,909

Energy Transfer Partners LP commercial paper 2.700%, 8/1/18		700,000	699,952

ERAC USA Finance, LLC commercial paper 2.355%, 8/28/18		700,000	698,770

Keurig Dr Pepper, Inc. commercial paper 2.417%, 9/14/18		700,000	697,957

Kinder Morgan, Inc./DE commercial paper 2.650%, 8/1/18		700,000	699,952

Magna International, Inc. commercial paper 2.273%, 8/13/18		700,000	699,439

National Grid USA commercial paper 2.304%, 8/14/18		500,000	499,565

NBCUniversal Enterprise, Inc. commercial paper 2.255%, 8/21/18		700,000	699,079

NiSource Finance Corp. commercial paper 2.211%, 8/3/18		613,000	612,888

Northrop Grumman Corp. commercial paper 2.471%, 8/29/18		500,000	499,079

Nutrien, Ltd. commercial paper 2.457%, 8/9/18		500,000	499,690

Putnam Short Term Investment Fund 2.05%(AFF)	Shares	6,321,978	6,321,978

Reckitt Benckiser Treasury Services PLC commercial paper 2.409%, 8/17/18		$500,000	499,536

State Street Institutional U.S. Government Money Market Fund, Premier Class 1.83%(P)	Shares	220,000	220,000

Suncor Energy, Inc. commercial paper 2.480%, 8/21/18		$500,000	499,342

U.S. Treasury Bills 1.878%, 8/9/18(SEGCCS)		112,000	111,954

U.S. Treasury Bills 1.889%, 8/23/18(SEGCCS)		28,000	27,968

U.S. Treasury Bills 1.968%, 10/18/18(SEGCCS)		95,000	94,597

U.S. Treasury Bills 1.998%, 10/25/18(SEGSF)(SEGCCS)		268,000	266,762

Total short-term investments (cost $18,046,188)			$18,045,893

TOTAL INVESTMENTS

Total investments (cost $155,109,686)			$153,345,608

WRITTEN SWAP OPTIONS OUTSTANDING at 7/31/18 (premiums $66,859) (Unaudited)

Counterparty Fixed Obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/strike	Notional/ Contract amount	Value

Citibank, N.A.

(2.6325)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.6325	$2,892,000	$3
Credit Suisse International

3.3575/3 month USD-LIBOR-BBA/Aug-28	Aug-18/3.3575	2,355,700	71
Goldman Sachs International

(2.85)/3 month USD-LIBOR-BBA/Sep-20	Sep-18/2.85	6,281,700	2,890
(2.8875)/3 month USD-LIBOR-BBA/Sep-20	Sep-18/2.8875	6,281,700	4,837
2.8875/3 month USD-LIBOR-BBA/Sep-20	Sep-18/2.8875	6,281,700	9,234
2.85/3 month USD-LIBOR-BBA/Sep-20	Sep-18/2.85	6,281,700	10,929
Morgan Stanley & Co. International PLC

3.255/3 month USD-LIBOR-BBA/Aug-28	Aug-18/3.255	2,214,200	1,063

Total			$29,027

WRITTEN OPTIONS OUTSTANDING at 7/31/18 (premiums $63,281) (Unaudited)

Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value

JPMorgan Chase Bank N.A.

Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Sep-18/$98.27	$3,000,000	$3,000,000	$3,171
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Sep-18/98.11	3,000,000	3,000,000	2,400
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Sep-18/97.95	3,000,000	3,000,000	1,803
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Sep-18/97.70	3,000,000	3,000,000	1,095
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Sep-18/97.54	3,000,000	3,000,000	795
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Sep-18/97.38	3,000,000	3,000,000	570

Total				$9,834

TBA SALE COMMITMENTS OUTSTANDING at 7/31/18 (proceeds receivable $9,043,906) (Unaudited)

Agency	Principal amount	Settlement date	Value

Federal National Mortgage Association, 4.50%, 8/1/48	$2,000,000	8/13/18	$2,074,531
Federal National Mortgage Association, 3.50%, 8/1/48	7,000,000	8/13/18	6,936,016

Total			$9,010,547

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/18 (Unaudited)

	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)

		$4,574,300	$12,232	(E)	$(5,735)	6/7/20	3 month USD-LIBOR-BBA — Semiannually	2.79375% — Quarterly	$6,497
		4,574,300	7,383	(E)	3,871	6/7/20	3 month USD-LIBOR-BBA — Quarterly	2.90375% — Semiannually	(3,512)
		30,997,100	317,999		(33,089)	6/20/23	2.75% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	271,899
		2,214,200	24,956		14,333	7/3/28	3 month USD-LIBOR-BBA — Quarterly	2.899% — Semiannually	(9,797)
		608,100	4,569		3,595	7/5/28	3 month USD-LIBOR-BBA — Semiannually	2.9425% — Quarterly	7,937
		4,428,400	32,323		(13,455)	7/11/28	3 month USD-LIBOR-BBA — Quarterly	2.945% — Semiannually	(44,559)
		2,214,200	193		13,034	7/11/28	3 month USD-LIBOR-BBA — Semiannually	3.03% — Quarterly	12,128
		108,689,200	128,797	(E)	(32,580)	9/19/20	3 month USD-LIBOR-BBA — Quarterly	2.875% — Semiannually	(161,377)
		17,500	158	(E)	(235)	9/19/48	3 month USD-LIBOR-BBA — Quarterly	3.00% — Semiannually	(393)
		24,942,700	110,272	(E)	(25,551)	9/19/23	2.90% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	84,721
		8,271,700	66,025	(E)	6,023	9/19/28	3 month USD-LIBOR-BBA — Quarterly	2.95% — Semiannually	(60,002)
		384,000	1,908		(5)	6/26/28	3 month USD-LIBOR-BBA — Semiannually	2.9715% — Quarterly	1,691
		825,000	2,711		(7)	6/27/23	3 month USD-LIBOR-BBA — Semiannually	2.9035% — Quarterly	2,316
		861,000	6,637		(11)	6/28/28	3 month USD-LIBOR-BBA — Semiannually	2.9398% — Quarterly	6,205
		1,787,000	15,979		(24)	6/29/28	3 month USD-LIBOR-BBA — Semiannually	2.9245% — Quarterly	15,134
		1,992,000	20,520		(26)	7/2/28	3 month USD-LIBOR-BBA — Semiannually	2.91024% — Quarterly	19,703
		836,000	7,470		(11)	7/3/28	3 month USD-LIBOR-BBA — Semiannually	2.92594% — Quarterly	7,129
		471,800	4,341		(6)	7/3/28	3 month USD-LIBOR-BBA — Semiannually	2.92287% — Quarterly	4,150
		560,500	5,033		(7)	7/16/28	3 month USD-LIBOR-BBA — Quarterly	2.92604% — Semiannually	(4,940)
		1,121,000	1,075		(4)	7/16/20	3 month USD-LIBOR-BBA — Quarterly	2.8275% — Semiannually	(924)
		560,500	5,260		(7)	7/16/28	3 month USD-LIBOR-BBA — Quarterly	2.92138% — Semiannually	(5,168)
		671,300	6,559		(9)	7/20/28	3 month USD-LIBOR-BBA — Quarterly	2.91727% — Semiannually	(6,494)
		671,300	6,385		(9)	7/20/28	3 month USD-LIBOR-BBA — Quarterly	2.92025% — Semiannually	(6,320)
		2,750,000	2,470		(10)	7/20/20	3 month USD-LIBOR-BBA — Quarterly	2.833% — Semiannually	(2,251)
		62,700	606		(1)	7/24/28	3 month USD-LIBOR-BBA — Quarterly	2.9185% — Semiannually	(604)
		466,000	414		(6)	7/25/28	3 month USD-LIBOR-BBA — Quarterly	3.019% — Semiannually	(398)
		3,086,000	1,318		(12)	7/25/20	3 month USD-LIBOR-BBA — Semiannually	2.858% — Quarterly	1,237
		2,540,000	3,800		(34)	7/26/28	3 month USD-LIBOR-BBA — Semiannually	3.01211% — Quarterly	3,692
		1,463,000	752		(6)	7/26/20	3 month USD-LIBOR-BBA — Quarterly	2.85375% — Semiannually	(747)
		417,200	708		(6)	7/31/28	3 month USD-LIBOR-BBA — Semiannually	3.01% — Quarterly	729
		254,000	84		(1)	7/30/20	3 month USD-LIBOR-BBA — Quarterly	2.86417% — Semiannually	(97)
		1,962,000	2,101		(26)	7/30/28	3 month USD-LIBOR-BBA — Quarterly	3.01784% — Semiannually	(2,218)
		9,580,000	2,156		(36)	7/30/20	3 month USD-LIBOR-BBA — Semiannually	2.8695% — Quarterly	2,601
		801,000	881		(11)	7/30/28	3 month USD-LIBOR-BBA — Semiannually	3.0175% — Quarterly	907
		517,800	197		(7)	7/31/28	3 month USD-LIBOR-BBA — Semiannually	3.02507% — Quarterly	224
		702,200	26		(9)	7/31/28	3 month USD-LIBOR-BBA — Semiannually	3.029% — Quarterly	62

	Total				$(70,080)				$139,161

(E)	Extended effective date.

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/18 (Unaudited)

Notional amount		Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)

	$536,000	$10,981	$—	7/3/22	(1.9225%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	$10,981
	536,000	15,915	—	7/3/27	2.085% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(15,915)
	616,000	13,665	—	7/5/22	(1.89%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	13,665
	616,000	20,405	—	7/5/27	2.05% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(20,406)

Total			$—				$(11,675)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 7/31/18 (Unaudited)

	Swap counterparty/referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)

	Bank of America N.A.
	CMBX NA BBB-.6 Index	BBB-/P	$2,939	$43,000	$4,739	5/11/63	300 bp — Monthly	$(1,774)
	CMBX NA BBB-.6 Index	BBB-/P	5,604	93,000	10,249	5/11/63	300 bp — Monthly	(4,590)
	CMBX NA BBB-.6 Index	BBB-/P	11,483	186,000	20,497	5/11/63	300 bp — Monthly	(8,906)
	CMBX NA BBB-.6 Index	BBB-/P	10,944	192,000	21,158	5/11/63	300 bp — Monthly	(10,102)

	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	A/P	(4)	10,000	114	5/11/63	200 bp — Monthly	(114)
	CMBX NA A.6 Index	A/P	12	10,000	114	5/11/63	200 bp — Monthly	(98)
	CMBX NA A.6 Index	A/P	8	10,000	114	5/11/63	200 bp — Monthly	(102)
	CMBX NA A.7 Index	A-/P	—	19,000	38	1/17/47	200 bp — Monthly	(31)
	CMBX NA BB.6 Index	BB/P	28,797	117,000	22,932	5/11/63	500 bp — Monthly	5,979

	Credit Suisse International
	CMBX NA A.6 Index	A/P	555	358,000	4,081	5/11/63	200 bp — Monthly	(3,387)
	CMBX NA A.6 Index	A/P	699	362,000	4,127	5/11/63	200 bp — Monthly	(3,287)
	CMBX NA BBB-.6 Index	BBB-/P	326	3,000	331	5/11/63	300 bp — Monthly	(3)
	CMBX NA BBB-.7 Index	BBB-/P	42,427	574,000	37,654	1/17/47	300 bp — Monthly	5,108

	Goldman Sachs International
	CMBX NA A.6 Index	A/P	588	19,000	217	5/11/63	200 bp — Monthly	378
	CMBX NA A.6 Index	A/P	1,889	62,000	707	5/11/63	200 bp — Monthly	1,206
	CMBX NA A.6 Index	A/P	5,714	87,000	992	5/11/63	200 bp — Monthly	4,756
	CMBX NA A.6 Index	A/P	6,818	138,000	1,573	5/11/63	200 bp — Monthly	5,298
	CMBX NA A.6 Index	A/P	4,549	145,000	1,653	5/11/63	200 bp — Monthly	2,952
	CMBX NA A.7 Index	A-/P	22,839	453,000	906	1/17/47	200 bp — Monthly	22,109
	CMBX NA BBB-.6 Index	BBB-/P	216	2,000	220	5/11/63	300 bp — Monthly	(3)
	CMBX NA BBB-.6 Index	BBB-/P	4,019	37,000	4,077	5/11/63	300 bp — Monthly	(37)

	JPMorgan Securities LLC
	CMBX NA BB.6 Index	BB/P	9,313	44,000	8,624	5/11/63	500 bp — Monthly	731
	CMBX NA A.6 Index	A/P	3,940	140,000	1,596	5/11/63	200 bp — Monthly	2,399
	CMBX NA A.6 Index	A/P	4,749	145,000	1,653	5/11/63	200 bp — Monthly	3,152
	CMBX NA A.6 Index	A/P	9,469	153,000	1,744	5/11/63	200 bp — Monthly	7,785
	CMBX NA A.6 Index	A/P	10,705	209,000	2,383	5/11/63	200 bp — Monthly	8,403
	CMBX NA A.6 Index	A/P	11,255	342,000	3,899	5/11/63	200 bp — Monthly	7,489
	CMBX NA A.6 Index	A/P	11,614	384,000	4,378	5/11/63	200 bp — Monthly	7,385
	CMBX NA A.6 Index	A/P	25,971	537,000	6,122	5/11/63	200 bp — Monthly	20,058
	CMBX NA BBB-.6 Index	BBB-/P	108	1,000	110	5/11/63	300 bp — Monthly	(2)
	CMBX NA BBB-.6 Index	BBB-/P	108	1,000	110	5/11/63	300 bp — Monthly	(2)

	Merrill Lynch International
	CMBX NA BBB-.6 Index	BBB-/P	111	1,000	110	5/11/63	300 bp — Monthly	2

	Morgan Stanley & Co. International PLC
	CMBX NA A.6 Index	A/P	11	4,000	46	5/11/63	200 bp — Monthly	(33)
	CMBX NA A.6 Index	A/P	71	7,000	80	5/11/63	200 bp — Monthly	(6)
	CMBX NA A.6 Index	A/P	—	18,000	205	5/11/63	200 bp — Monthly	(198)
	CMBX NA A.7 Index	A-/P	(6)	6,000	12	1/17/47	200 bp — Monthly	(15)
	CMBX NA BB.6 Index	BB/P	9,332	38,000	7,448	5/11/63	500 bp — Monthly	1,921
	CMBX NA BB.6 Index	BB/P	18,480	75,000	14,700	5/11/63	500 bp — Monthly	3,854
	CMBX NA BBB-.6 Index	BBB-/P	242	2,000	220	5/11/63	300 bp — Monthly	23
	CMBX NA BBB-.6 Index	BBB-/P	957	9,000	992	5/11/63	300 bp — Monthly	(29)

	Upfront premium received		266,862			Unrealized appreciation		110,988

	Upfront premium (paid)		(10)			Unrealized (depreciation)		(32,719)

	Total		$266,852				Total	$78,269

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at July 31, 2018. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 7/31/18 (Unaudited)

	Swap counterparty/referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)

	Citigroup Global Markets, Inc.
	CMBX NA BB.7 Index	$(16,751)	$83,000	$10,898	1/17/47	(500 bp) — Monthly	$(5,934)
	CMBX NA BB.7 Index	(7,838)	48,000	6,302	1/17/47	(500 bp) — Monthly	(1,582)
	CMBX NA BB.7 Index	(7,539)	48,000	6,302	1/17/47	(500 bp) — Monthly	(1,283)
	CMBX NA BB.9 Index	(5,323)	34,000	5,369	9/17/58	(500 bp) — Monthly	13
	CMBX NA BBB-.6 Index	(15,770)	152,000	16,750	5/11/63	(300 bp) — Monthly	892

	Credit Suisse International
	CMBX NA BB.7 Index	(8,914)	505,000	98,980	5/11/63	(500 bp) — Monthly	89,576
	CMBX NA BB.7 Index	(52,019)	282,000	37,027	1/17/47	(500 bp) — Monthly	(15,267)
	CMBX NA BB.7 Index	(42,767)	260,000	34,138	1/17/47	(500 bp) — Monthly	(8,881)
	CMBX NA BBB-.6 Index	(49,505)	418,000	46,064	5/11/63	(300 bp) — Monthly	(3,686)

	Goldman Sachs International
	CMBX NA BB.6 Index	(32,736)	320,000	62,720	5/11/63	(500 bp) — Monthly	29,673
	CMBX NA BB.7 Index	(4,086)	27,000	3,545	1/17/47	(500 bp) — Monthly	(567)
	CMBX NA BB.7 Index	(15,401)	94,000	12,342	1/17/47	(500 bp) — Monthly	(3,150)
	CMBX NA BB.7 Index	(5,685)	28,000	3,676	1/17/47	(500 bp) — Monthly	(2,036)
	CMBX NA BBB-.7 Index	(8,458)	104,000	6,822	1/17/47	(300 bp) — Monthly	(1,696)
	CMBX NA BBB-.7 Index	(135)	2,000	131	1/17/47	(300 bp) — Monthly	(5)
	CMBX NA BBB-.7 Index	(68)	1,000	66	1/17/47	(300 bp) — Monthly	(3)
	CMBX NA BBB-.7 Index	(69)	1,000	66	1/17/47	(300 bp) — Monthly	(4)

	JPMorgan Securities LLC
	CMBX NA BB.7 Index	(12,989)	67,000	8,797	1/17/47	(500 bp) — Monthly	(4,257)
	CMBX NA BB.7 Index	(7,027)	44,000	5,777	1/17/47	(500 bp) — Monthly	(1,293)
	CMBX NA BB.6 Index	(1,265)	9,000	1,764	5/11/63	(500 bp) — Monthly	490
	CMBX NA BB.7 Index	(16,086)	81,000	10,635	1/17/47	(500 bp) — Monthly	(5,530)
	CMBX NA BB.7 Index	(12,193)	62,000	8,141	1/17/47	(500 bp) — Monthly	(4,113)
	CMBX NA BB.7 Index	(9,392)	60,000	7,878	1/17/47	(500 bp) — Monthly	(1,572)
	CMBX NA BB.7 Index	(9,179)	51,000	6,696	1/17/47	(500 bp) — Monthly	(2,532)
	CMBX NA BB.7 Index	(7,539)	48,000	6,302	1/17/47	(500 bp) — Monthly	(1,283)
	CMBX NA BB.7 Index	(7,977)	41,000	5,383	1/17/47	(500 bp) — Monthly	(2,634)
	CMBX NA BB.7 Index	(6,676)	39,000	5,121	1/17/47	(500 bp) — Monthly	(1,594)
	CMBX NA BB.7 Index	(2,923)	18,000	2,363	1/17/47	(500 bp) — Monthly	(577)
	CMBX NA BBB-.7 Index	(24,407)	265,000	17,384	1/17/47	(300 bp) — Monthly	(7,178)
	CMBX NA BBB-.7 Index	(9,318)	112,000	7,347	1/17/47	(300 bp) — Monthly	(2,036)
	CMBX NA BBB-.7 Index	(6,803)	86,000	5,642	1/17/47	(300 bp) — Monthly	(1,211)
	CMBX NA BBB-.7 Index	(74)	1,000	66	1/17/47	(300 bp) — Monthly	(9)
	CMBX NA BBB-.7 Index	(74)	1,000	66	1/17/47	(300 bp) — Monthly	(9)

	Merrill Lynch International
	CMBX NA BB.7 Index	(58,463)	337,000	44,248	1/17/47	(500 bp) — Monthly	(14,544)
	CMBX NA BBB-.7 Index	(82)	1,000	66	1/17/47	(300 bp) — Monthly	(17)

	Morgan Stanley & Co. International PLC
	CMBX NA BB.7 Index	(24,622)	122,000	16,019	1/17/47	(500 bp) — Monthly	(8,722)
	CMBX NA BB.7 Index	(15,619)	81,000	10,635	1/17/47	(500 bp) — Monthly	(5,063)
	CMBX NA BB.7 Index	(15,083)	75,000	9,848	1/17/47	(500 bp) — Monthly	(5,308)

	Upfront premium received	—			Unrealized appreciation		120,644

	Upfront premium (paid)	(520,855)			Unrealized (depreciation)		(113,576)

	Total	$(520,855)				Total	$7,068

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's abbreviations
BKNT	Bank Note
bp	Basis Points
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
MTN	Medium Term Notes
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2017 through July 31, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $142,253,175.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value as of 10/31/17	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 7/31/18

Short-term investments
	Putnam Short Term Investment Fund*	$37,177,199	$178,716,179	$209,571,400	$267,299	$6,321,978

	Total Short-term investments	$37,177,199	$178,716,179	$209,571,400	$267,299	$6,321,978
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $60,713.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $439,530.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $20,966,084 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts for hedging duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $56,342 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $60,713 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$6,604,994	$—
Corporate bonds and notes	—	66,894,764	—
Mortgage-backed securities	—	48,996,717	—
Purchased options outstanding	—	19,491	—
Purchased swap options outstanding	—	31,797	—
U.S. government and agency mortgage obligations	—	12,751,952	—
Short-term investments	6,541,978	11,503,915	—

Totals by level	$6,541,978	$146,803,630	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Written options outstanding	$—	$(9,834)	$—
Written swap options outstanding	—	(29,027)	—
TBA sale commitments	—	(9,010,547)	—
Interest rate swap contracts	—	209,241	—
Total return swap contracts	—	(11,675)	—
Credit default contracts	—	339,340	—

Totals by level	$—	$(8,512,502)	$—

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$527,923	$188,583
Interest rate contracts	573,753	363,760

Total	$1,101,676	$552,343

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)		$23,100,000
Purchased swap option contracts (contract amount)		$124,300,000
Written TBA commitment option contracts (contract amount)		$46,200,000
Written swap option contracts (contract amount)		$113,800,000
Centrally cleared interest rate swap contracts (notional)		$181,600,000
Centrally cleared total return swap contracts (notional)		$2,300,000
OTC credit default contracts (notional)		$12,000,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: September 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: September 27, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: September 27, 2018